Goodwill and Other Intagible Assets (Tables)	12 Months Ended
May 31, 2014
Goodwill and Other Intangible Assets (Tables) [Abstract]
Schedule Of Goodwill
	FedEx Express Segment	FedEx Ground Segment	FedEx Freight Segment	FedEx Services Segment	Total

Goodwill at May 31, 2012	$1,344	$90	$735	$1,528	$3,697
Accumulated impairment charges	-	-	(133)	(1,177)	(1,310)

Balance as of May 31, 2012	1,344	90	602	351	2,387

Goodwill acquired(1)	351	-	-	-	351
Purchase adjustments and other(2)	20	-	-	(3)	17

Balance as of May 31, 2013	1,715	90	602	348	2,755

Goodwill acquired(1)	24	-	-	-	24
Purchase adjustments and other(2)	11	-	-	-	11

Balance as of May 31, 2014	$1,750	$90	$602	$348	$2,790

Accumulated goodwill impairment
charges as of May 31, 2014	$-	$-	$(133)	$(1,177)	$(1,310)

(1)	Goodwill acquired relates to the acquisitions of transportation companies in Poland, France and Brazil in 2013 and the acquisition of transportation companies in Southern Africa in 2014. See Note 3 for related disclosures.
(2)	Primarily currency translation adjustments and acquired goodwill related to immaterial acquisitions.